Note 17 - Leases: Schedule of Cash Flow, Supplemental Disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Finance Lease Liabilities
Schedule of Cash Flow, Supplemental Disclosures

	For the Years Ended December 31,
	2024	2023	2022

Cash paid for amounts included in the measurement of lease liabilities	$122,234	$-	$32,497
Right-of-use assets obtained in exchange for finance lease liabilities	235,556	-	-

Operating Lease Liabilities
Schedule of Cash Flow, Supplemental Disclosures

	For the Years Ended December 31,
	2024	2023	2022

Cash paid for amounts included in the measurement of lease liabilities	$280,013	$241,012	$72,225
Right-of-use assets obtained in exchange for operating lease liabilities	1,013,605	391,309	119,662